ACCUMULATED OTHER COMPREHENSIVE INCOME Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 92	$ 441	$ 713
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	5	3	2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	637	993	302
OCI before reclassification [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	94
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 496